DIRECTOR SERIES VIII/VIIIR VARIABLE ANNUITY
TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY

Updating Summary Prospectus for Existing Investors
April 30, 2025

This updating summary prospectus provides updated information about The Director Series VIII/VIIIR, an individual deferred flexible premium variable annuity contract. The contract is issued by us, Talcott Resolution Life and Annuity Insurance Company and Talcott Resolution Life Insurance Company, (collectively, “Talcott Resolution”).
The contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the product was sold. These marketing names include: The Director Series VIII/VIIIR, First Horizon Director Series II, The BB&T Director Series III/IIIR, AmSouth Variable Annuity Series III/IIIR, The Director Select Series III/IIIR, The Director Choice Series III/IIIR, The Huntington Director Series II/IIR, Fifth Third Director Series II/IIR, Wells Fargo Director Series II/IIR, Director Preferred Series II/IIR, and Director Ultra.
The prospectus for the contract contains more information about the contract including its features, benefits and risks. You can find the current prospectus and other information about the contract online at:
Issued by Talcott Resolution Life Insurance Company:

Contract Version	Website Address
The Director Series VIII/VIIIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P615
First Horizon Director Series II	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P391
The BB&T Director Series III/IIIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P516
AmSouth Variable Annuity Series III/IIIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P557
The Director Select Series III/IIIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P441
The Director Choice Series III/IIIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P433
The Huntington Director Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P425
Fifth Third Director Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P417
Wells Fargo Director Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P383
Director Ultra	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q308

Issued by Talcott Resolution Life and Annuity Insurance Company:

Contract Version	Website Address
The Director Series VIII/VIIIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA02836
Wells Fargo Director Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03111
Director Preferred Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03110
You can also obtain this information at no cost by calling 1-800-862-6668 or by sending an email request as instructed below.

Additional information about certain investment products, including variable annuities, has been prepared by the staff of the Securities and Exchange Commission (SEC) and is available at Investor.gov.
For additional information, please contact your investment professional or contact us by:
a.Mailing:     Talcott Resolution
PO Box 14293
Lexington, KY 40512-4293
a.Calling:        1-800-862-6668
b.Emailing:     asccontactus@talcottresolution.com
c.Visiting:     www.talcottresolution.com
The Securities and Exchange Commission (“SEC”) has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Page
Special Terms	2
Updated Information About Your Contract	2
Key Information Table	2
Appendix A - Investment Options Available Under the Contract	APP A-1
Appendix A.1 - Investment Options by Product	APP A.1-1

Special Terms Used in this Summary Prospectus

Contract Value	The total value of your investments in the Sub-Accounts (and the Fixed Accumulation Feature, if applicable).
Fixed Accumulation Feature or FAF	A fixed account option that guarantees principal and a rate of interest. Effective October 4, 2013, we no longer accept new allocations or premium payments to the Fixed Accumulation Feature except for contracts issued in Massachusetts.
Sub-Account	A fund option under the contract. There is a Sub-Account that corresponds to each fund that is available under the contract.

Updated Information About Your Contract
The following is a summary of certain contract features that have changed since May 1, 2024, This does not reflect all of the changes that have occurred since you entered into your contract.

There were no changes to your Contract.

Key Information Table
Important Information You Should Consider About the Contract

	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
Your Contract may be subject to surrender charges. Surrender charges may apply to both partial and full Surrenders.
•If you withdraw money from your contract within 8 years following your last premium payment, you may be assessed a surrender charge of up to 7% (as a percentage if premium payments withdrawn), declining to 0% over that time period.
For example, if you were to withdraw $100,000 during a surrender charge period, you could be assessed a charge of up to $7,000.
4. Fee Table 7. The Contract - c. Charges and Fees - The Contingent Deferred Sales Charge (Surrender Charge)

Transaction Charges	Other than surrender charges (if any), there are no charges for other contract transactions (e.g., transferring money between investment options).			4. Fee Table
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Fees and expenses do not reflect any advisory fees paid to financial intermediaries from Contract Value or other assets of the Contract Owner, and that if such charges were reflected, the fees and expenses would be higher.
4. Fee Table 7. The Contract - c. Charges and Fees Appendix A - Investment Options Available Under the Contract

	Annual Fee	Minimum	Maximum
	Base Contract	1.16%¹	1.16%¹
	Investment Options (fund fees and expenses)	0.14%²	1.17%²
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[1]	0.75%[1]
1 As a percentage of average daily Sub-Account Values. [2] As a percentage of fund net assets.
Because your contract is customizable, the choices you make effect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,566	Highest Annual Cost: $3,706
	Assumes:	Assumes:
	•Investment of $100,000	•Investment of $100,000
	•5% annual appreciation	•5% annual appreciation
	•Least expensive fund fees and expenses	•Most expensive combination of optional benefits and fund fees and expenses
	•No sales charges or advisory fees	•No sales charges or advisory fees
	•No additional premium payments, transfers or withdrawals	•No additional premium payments, transfers or withdrawals
•No optional benefits

	RISKS			Location in Prospectus

Risk of Loss	You can lose money by investing in this contract, including loss of principal.	5. Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Surrender charges may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your contract or the amount of money that you actually receive.
•The benefits of tax deferral, long-term income, and living benefit guarantees are generally more beneficial to investors with a long-time horizon.
•A 10% penalty tax may be applied to withdrawals before age 59½.

Risks Associated with Investment Options
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., the Funds).
•Each investment option (including the FAF, if available) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks	An investment in the contract is subject to the risks related to us. Any obligations (including under the FAF), guarantees or benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Talcott Resolution, including our financial strength ratings, is available upon request by by calling 1-800-862-6668.
	RESTRICTIONS	Location in Prospectus
Investments
•Certain investment options may not be available under your contract.
•You are allowed to make 1 transfer between the fund options per day. You are allowed to make 20 transfers between the fund options per year before we require you to submit additional transfer requests by mail. Your transfer between the fund options are subject to policies designed to deter excessively frequent transfers and market timing. These transfer restrictions do not apply to transfers under the contract's automatic transfer programs.
•There are restrictions on the maximum amount that may be transferred annually from the FAF to the fund options. If the FAF is available for investment, you must wait 6 months after your most recent transfer from the FAF before making a subsequent transfer into the FAF. These transfer restrictions may apply to the contract's automatic income programs.
•We reserve the right to remove or substitute funds as investment options.
6. General Information 7. The Contract - a. Purchases and Contract Value Appendix A - Investment Options Available Under the Contract Appendix A.1 - Investment Options by Product
Optional Benefits
~~•~~Optional benefits may further limit or restrict the investment options that you may select under the contract. We may impose these restrictions in the future.
•Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or may result in termination of the benefit.
•If you receive services for your Contract from a third-party financial intermediary who charges an advisory fee for their services, withdrawals to pay advisory fees will also reduce death benefits and other guaranteed benefits under the Contract and may be subject to federal and state income taxes and a 10% federal penalty tax.
7.a. Purchases and Contract Value - Deduction of Advisory Fee

7.b. Charges and Fees

9. Death Benefits

10. Optional Withdrawal Benefits

13. Federal Tax Considerations

Appendix A - Investment Options Available Under the Contract
	TAXES	Location in Prospectus

Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•If you purchased the contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the contract.
•Earnings on your contract are taxed at ordinary income rates when you withdraw them and you may have to pay a penalty if you take a withdrawal before age 59-1/2.
13. Federal Tax Considerations
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this contract with your investment professional's firm. This conflict of interest may influence your investment professional to recommend this contract over another investment for which the investment professional is not compensated or compensated less.
12. Other Information - c. More Information - How Contracts Were Sold
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.	7.a. Purchases and Contract Value - Replacement of Annuities

Appendix A — Investment Options Available Under the Contract
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at:
Issued by Talcott Resolution Life Insurance Company:

Contract Version	Website Address
The Director Series VIII/VIIIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P615
First Horizon Director Series II	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P391
The BB&T Director Series III/IIIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P516
AmSouth Variable Annuity Series III/IIIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P557
The Director Select Series III/IIIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P441
The Director Choice Series III/IIIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P433
The Huntington Director Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P425
Fifth Third Director Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P417
Wells Fargo Director Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P383
Director Ultra	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q308

Issued by Talcott Resolution Life and Annuity Insurance Company:

Contract Version	Website Address
The Director Series VIII/VIIIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA02836
Wells Fargo Director Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03111
Director Preferred Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03110
You can also request this information at no cost by calling 1-800-862-6668 or by sending an email request to asccontactus@talcottresolution.com.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 Year	5 Year	10 Year
U.S. Equity	AB VPS Relative Value Portfolio - Class B Adviser: AllianceBernstein, L.P.	0.61%*	12.76%	9.54%	9.39%
U.S. Equity	Allspring VT Discovery All Cap Growth Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.75%*	21.30%	11.00%	12.39%
U.S. Equity	Allspring VT Discovery All Cap Growth Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	21.00%	10.75%	12.12%
U.S. Equity	Allspring VT Discovery SMID Cap Growth Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15%	18.13%	6.38%	9.20%
Allocation	Allspring VT Index Asset Allocation Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	14.87%	8.51%	7.94%
APP A-1

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 Year	5 Year	10 Year
U.S. Equity	Allspring VT Opportunity Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.75%*	15.35%	12.00%	11.05%
U.S. Equity	Allspring VT Opportunity Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	15.05%	11.72%	10.78%
U.S. Equity	Allspring VT Small Cap Growth Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.92%	19.07%	6.85%	8.93%
U.S. Equity	Allspring VT Small Cap Growth Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.17%	18.70%	6.60%	8.65%
U.S. Equity	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors, LLC	0.14%	24.83%	14.38%	12.89%
Allocation	Hartford Balanced HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	11.21%	8.09%	7.75%
U.S. Equity	Hartford Capital Appreciation HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	21.19%	11.50%	10.61%
U.S. Equity	Hartford Disciplined Equity HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.59%	25.37%	12.79%	12.70%
U.S. Equity	Hartford Dividend and Growth HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	12.67%	10.75%	10.55%
Sector Equity	Hartford Healthcare HLS Fund - Class IA† Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.93%	0.39%	4.67%	7.58%
International Equity	Hartford International Opportunities HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.77%	8.40%	5.18%	5.50%
U.S. Equity	Hartford MidCap HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.74%	6.28%	4.91%	8.27%
U.S. Equity	Hartford Small Cap Growth HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	13.12%	5.84%	7.89%
U.S. Equity	Hartford Small Company HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.80%	12.00%	7.36%	8.28%
U.S. Equity	Hartford Stock HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	8.74%	9.25%	10.43%
Fixed Income	Hartford Total Return Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.52%	2.33%	0.28%	1.97%
Fixed Income	Hartford Ultrashort Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.45%	5.20%	2.26%	1.78%
Money Market	Invesco V.I. Government Money Market Fund - Series I** Adviser: Invesco Advisers, Inc.	0.36%	4.98%	2.30%	1.56%
Fixed Income	Invesco V.I. Government Securities Fund - Series I Adviser: Invesco Advisers, Inc.	0.70%	1.72%	(0.17)%	0.91%
Fixed Income	Invesco V.I. High Yield Fund - Series I Adviser: Invesco Advisers, Inc.	0.89%	7.73%	2.97%	3.81%
U.S. Equity	Victory Pioneer Fund VCT Portfolio - Class II Adviser: Victory Capital Management Inc.	1.00%*	22.31%	14.86%	13.05%
APP A-2

*	Annual expenses reflect a contractual fee reduction under an expense reimbursement or fee waiver arrangement.
**	In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program, if available, where Contract value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.
†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

Asset Allocation Models
This section provides information about the asset allocation models (or Portfolio Planner Models) that may be available for participation under the contract. Models may not be available to you.
You may participate in only one asset allocation model at a time. Your investments related to an asset allocation model will be rebalanced quarterly. For additional information, see "Static Asset Allocation Models" in the prospectus.

Models Available For The Following Contracts:

AmSouth VA 3	The BB&T Director 3	The Director 8
The Director Choice 3	Director Epic 1	Director Preferred 2
Director Select 3	Director Ultra	Fifth Third Director 2
First Horizon Director 2	Huntington Director 2	Wells Fargo Director 2

The Portfolio Planner Models
The following model(s) (introduced as of May 2, 2022) are available for the Contract(s) listed above.
The percentage allocations below apply to value in the Sub-Accounts.

Fund	2022 Series 101	2022 Series 201	2022 Series 301	2022 Series 401	2022 Series 501
Hartford Disciplined Equity HLS Fund	15%	20%	25%	30%	35%
Hartford International Opportunities HLS Fund	9%	12%	15%	18%	21%
Hartford MidCap HLS Fund	3%	4%	5%	6%	7%
Hartford Small Company HLS Fund	3%	4%	5%	6%	7%
Hartford Total Return Bond HLS Fund	55%	48%	40%	32%	24%
Invesco V.I. Government Securities Fund	5%	4%	3%	3%	2%
Invesco V.I. High Yield Fund	10%	8%	7%	5%	4%
Total	100%	100%	100%	100%	100%

APP A-3

Appendix A.1 - Investment Options by Product
Investment options available to your specific Contract are listed in the following table.

Portfolio Company and Adviser/Subadviser	AmSouth Variable Annuity Series III/IIIR (TL)	Director Preferred Series II/IIR (TLA)	Director Ultra Series I (TL)	Fifth Third Director Series II/IIR (TL)	First Horizon Director Series II/IIR (TL)	The BB&T Director Series III/IIIR (TL)	The Director Choice Series III/IIIR (TL)	The Director Select Series III/IIIR (TL)	The Director Series VIII/VIIIR (TL/TLA)	The Huntington Director Series II/IIR (TL)	Wells Fargo Director Series II/IIR (TL/TLA)
AB VPS Relative Value Portfolio - Class B Adviser: AllianceBernstein, L.P.							X
Allspring VT Discovery All Cap Growth Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC								X
Allspring VT Discovery All Cap Growth Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC											X
Allspring VT Discovery SMID Cap Growth Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC											X
Allspring VT Index Asset Allocation Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC											X
Allspring VT Opportunity Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC								X
Allspring VT Opportunity Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC											X
Allspring VT Small Cap Growth Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC								X
Allspring VT Small Cap Growth Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC											X
BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors, LLC	X	X	X	X	X	X	X	X	X	X	X
Hartford Balanced HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X
Hartford Capital Appreciation HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X
Hartford Disciplined Equity HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X
Hartford Dividend and Growth HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X
Hartford Healthcare HLS Fund - Class IA† Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X		X	X	X	X	X	X	X	X
Hartford International Opportunities HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X
Hartford MidCap HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X
Hartford Small Cap Growth HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X
APP A.1-1

Portfolio Company and Adviser/Subadviser	AmSouth Variable Annuity Series III/IIIR (TL)	Director Preferred Series II/IIR (TLA)	Director Ultra Series I (TL)	Fifth Third Director Series II/IIR (TL)	First Horizon Director Series II/IIR (TL)	The BB&T Director Series III/IIIR (TL)	The Director Choice Series III/IIIR (TL)	The Director Select Series III/IIIR (TL)	The Director Series VIII/VIIIR (TL/TLA)	The Huntington Director Series II/IIR (TL)	Wells Fargo Director Series II/IIR (TL/TLA)
Hartford Small Company HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X
Hartford Stock HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X
Hartford Total Return Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X
Hartford Ultrashort Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X
Invesco V.I. Government Money Market Fund - Series I** Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X	X
Invesco V.I. Government Securities Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X	X
Invesco V.I. High Yield Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X	X
Victory Pioneer Fund VCT Portfolio - Class II Adviser: Victory Capital Management Inc.	X
* * *
This summary prospectus incorporates by reference the prospectuses and statements of additional information (SAI ) for the contracts, dated May 1, 2025, as may be amended or supplemented from time to time. The SAIs may be obtained, free of charge, in the same manner as the prospectuses.

Talcott Resolution Life Insurance Company:
The Director Series VIII/VIIIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659P615
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659P615
First Horizon Director Series II:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659P391
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659P391
The BB&T Director Series III/IIIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659P516
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659P516
AmSouth Variable Annuity Series III/IIIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659P557
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659P557
The Director Select Series III/IIIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659P441
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659P441
The Director Choice Series III/IIIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659P433
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659P433
The Huntington Director Series II/IIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659P425
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659P425
Fifth Third Director Series II/IIR:
APP A.1-2

Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659P417
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659P417
Wells Fargo Director Series II/IIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659P383
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659P383
Director Ultra:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659Q308
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659Q308

Talcott Resolution Life and Annuity Insurance Company:
The Director Series VIII/VIIIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=NRVA02836
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=NRVA02836
Wells Fargo Director Series II/IIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=NRVA03111
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=NRVA03111
Director Preferred Series II/IIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=NRVA03110
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=NRVA03110
EDGAR Identifier:
Talcott Resolution Life Insurance Company:
The Director Series VIII/VIIR        C000007118
First Horizon Director Series II        C000007118
The BB&T Director Series III/IIIR    C000059383
AmSouth VA Series III/IIIR        C000059380
The Director Select Series III/IIIR    C000059385
The Director Choice Series III/IIIR    C000059384
The Huntington Director Series II/IIR    C000059386
Fifth Third Director Series II/IIR     C000059382
Wells Fargo Director Series II/IIR    C000059387
Director Ultra             C000059381

Talcott Resolution Life and Annuity Insurance Company:
The Director Series VIII/VIIIR         C000005942
Wells Fargo Director Series II/IIR    C000059389
Director Preferred Series II/IR        C000059388
APP A.1-3